Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and Administrative Expenses
Depreciation - Property, plant and equipment	$ (467,703)	$ (302,470)
Depreciation - Right-of-use assets	(460,254)	(305,389)
Compensation and benefits	(2,428,809)	(2,061,723)
Corporate development and marketing	(303,034)	(613,724)
Office and site administration expenses	(1,586,233)	(713,011)
Professional fees	(295,971)	(416,906)
Regulatory fees	(225,448)	(257,825)
Stock-based compensation	(1,863,085)	(1,693,886)
Total General and Administrative Expenses	(7,630,537)	(6,364,934)
Exploration and Evaluation Expenses	(24,072,394)	(12,774,217)
Operating Loss	(31,702,931)	(19,139,151)
Other Income (Expense)
Interest income	39,725	203,887
Interest income - Loan receivable	7,624	0
Lease interest expenses	(76,345)	(68,785)	$ (66,671)
Financing interest expenses	(37,410)	(21,847)
Rent income - sublease	71,797	48,026
Reclamation accretion expenses	(787,859)	(704,349)
Gain on equipment sold	6,800	15,550
Foreign exchange loss	(455,046)	(582,755)
Total Other Income (Expense)	(1,230,714)	(1,110,273)
Net Loss	(32,933,645)	(20,249,424)
Other Comprehensive Income (Loss)
Foreign exchange translation	30,385	(1,948,973)
Presentation currency translation difference	450,366	2,406,085
Other Comprehensive Income	480,751	457,112
Comprehensive Loss	$ (32,452,894)	$ (19,792,312)
Net Loss Per Share
- basic and diluted	$ (0.58)	$ (0.41)
Weighted Average Number of Shares (000's
- basic and diluted (000's)	57,032	49,844